CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 14,679	$ 19,797	$ 6,309
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred rent	(10,481)	(13,509)	(12,474)
Depreciation and amortization	68,644	69,943	68,804
Amortization of above- and below-market rent	(2,170)	(2,811)	(2,899)
Amortization of below-market ground lease	140	140	140
Straight line rent - below-market ground lease	1,175	1,175	1,175
Amortization of tax abatement	551	551	117
Amortization of lease inducement	511	375	265
Amortization of deferred loan costs	784	657	360
Amortization of premiums and discounts on assumed mortgages payable	(828)	(808)	(894)
Amortization of discount on note receivable		(810)	(1,388)
Bad debt expense	155	79	300
Changes in operating assets and liabilities:
Accounts receivable	(1,094)	(2,281)	3,200
Other assets	(5,309)	8,369	(12,409)
Accounts payable and accrued expenses	6,017	(5,887)	4,388
Deferred leasing costs	(11,530)	(7,706)	(12,905)
Other liabilities	(159)	(1,265)	4,321
Due to related parties	742	705	(169)
Net cash provided by operating activities	61,827	66,714	46,241
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions of real estate properties and note receivable		(1,050)	(44,980)
Additions to investments in real estate	(24,342)	(27,937)	(51,726)
Restricted cash	2,159	(23)	(3,927)
Net cash used in investing activities	(22,183)	(29,010)	(100,633)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of mortgages payable	(83,698)	(8,098)	(56,907)
Proceeds from mortgages payable			120,757
Proceeds from unsecured revolving lines of credit	134,000	30,000
Deferred loan costs	(395)	(1,084)	(1,257)
Partner contributions	32
Partner distributions	(104,035)	(72,987)	(68,524)
Noncontrolling interests contributions			440
Noncontrolling interests distributions	(266)	(258)	(251)
Net cash used in financing activities	(54,362)	(52,427)	(5,742)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(14,718)	(14,723)	(60,134)
CASH AND CASH EQUIVALENTS:
Beginning of year	31,514	46,237	106,371
End of year	16,796	31,514	46,237
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION -
Cash paid during the year for interest	18,303	18,809	18,466
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Additions to investments in real estate included in accounts payable and accrued expenses	3,493	4,329	7,846
Seller financing and assumed debt in connection with acquisitions of real estate properties and real estate mortgage note receivable			20,000
Foreclosure on note receivable included in investments in real estate and other intangible assets (Note 4)	40,100		66,030
Additions to loan costs included in accounts payable and accrued expenses			$ 340